Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of dilutive securities were excluded from the computation of diluted loss per share

	March 31, 2025	March 31, 2024
	Number of Shares	Number of Shares
Stock Options	887,129	402,276
Warrants	9,600,564	1,932,029
Restricted Stock Units	109,039	53,992
Notes payable conversion option	-	71,633
Total	10,596,732	2,459,930

	June 30, 2024	June 30, 2023
	Number of Shares	Number of Shares
Stock Options	518,076	395,286
Warrants	1,932,029	777,029
Restricted Stock Units	40,291	59,646
Notes payable conversion option	71,633	71,633
Total	2,562,029	1,303,594